GOODWILL, LICENSE COSTS AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Changes Company's Goodwill Balance

The following table summarizes the changes in the Company’s goodwill balance:

	December 31, 2017	December 31, 2016
Beginning balance	$9,294	$9,195
Foreign currency adjustment	245	99

Balance at the end of the year	$9,539	$9,294

License Costs and Other Intangible Assets

The Company’s license costs and other intangible assets consisted of the following:

		As of December 31, 2017			As of December 31, 2016
	Estimated Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
License costs	7 - 20 years	$192,713	$(97,848)	$94,865	$186,626	$(81,700)	$104,926
Subscriber relationships	7 years	13,276	(8,152)	5,124	12,937	(5,399)	7,538
Other	6 - 14 years	3,618	(3,356)	262	3,581	(2,991)	590

Total		$209,607	$(109,356)	$100,251	$203,144	$(90,090)	$113,054

Estimated Future Amortization Expense

Estimated future amortization expense associated with the net carrying amount of license costs and other intangible assets, based on the exchange rate as of December 31, 2017, is as follows:

Years ending December 31,
2018	$17,377
2019	16,608
2020	10,621
2021	7,118
2022	6,067
Thereafter	42,460

Total	$100,251

License Obligation [Member]
Future Maturities obligation	Future maturities of the license obligation as of December 31, 2017, excluding interest, are as follows:

Years ending December 31,
2018	$6,507
2019	6,883

Total	$13,390